SHAREHOLDERS' DEFICIENCY - Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended						6 Months Ended	12 Months Ended
	Jul. 15, 2021 USD ($) shares	Nov. 30, 2020 shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2019 shares	Jul. 31, 2019 $ / shares shares	Sep. 30, 2018 shares	Apr. 30, 2016 shares	Jun. 30, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Mar. 31, 2022 $ / shares
SHAREHOLDERS' DEFICIENCY
Number of warrants issued						3,614,960	67,897		3,880,777		6,789,694
Number of shares issued	9,053		556,548	5,316,493		7,229,885		12,435,849
Warrants exercised on cash basis (in shares)											1,412,520
Warrants exercised on cashless basis	9,053	67,897	879,609		651,067			1,509,176			5,377,174	9,053
Number of shares issued for exercise of warrants (in shares) | $	$ 0		$ 30							$ 30	$ 1,560
Warrants exercise on cashless basis to ordinary shares ratio			556,548				67,897	1,125,088			0.73
Exercise price of warrants (in dollar per share) | $ / shares					$ 5.04				$ 3.87				$ 3.87
Warrant term					4 years		7 years
Warrant exercised	9,053	90,529	879,609
HekaBio K.K. [Member]
SHAREHOLDERS' DEFICIENCY
Number of warrants issued					651,067
Number of shares issued					1,302,132
Exercise price of warrants (in dollar per share) | $ / shares					$ 5.04
Warrant term					4 years